Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,325		¥ 177,372		¥ 60,846
Restricted cash			505
Short-term investments	22,735		86,362		148,344
Accounts receivable, net	46,720		538,537		304,845
Receivables due from related parties	15		4,615		98
Prepayments and other current assets	2,501		41,852		16,319
Non-current assets:
Property and equipment, net	604		15,964		3,941
Intangible assets, net	72		356		471
Deferred tax assets			3,391
Operating lease right-of-use assets, net	4,194				27,365
Total assets	88,664		910,815		578,529
Current liabilities:
Accounts payable	9,907		139,336		64,641
Salary and welfare payables	6,985		50,721		45,580
Taxes payable	2,885		35,341		18,824
Deferred revenue	2,889		8,161		18,849
Amounts due to related parties	84				548
Accrued liabilities and other payables	2,079		33,308		13,560
Operating lease liabilities	2,319				15,132
Non-current liabilities:
Operating lease liabilities	1,904				12,426
Total liabilities	29,052		266,867		189,560
Total revenues	59,274	¥ 386,764	655,606	¥ 299,093
Net income/(loss)	(42,811)	(279,342)	(25,911)	40,518
Net cash (used in)/provided by operating activities	(2,625)	(17,125)	(158,937)	(45,598)
Net cash (used in)/provided by investing activities	(9,852)	(64,289)	9,885	(56,294)
Net cash provided by/(used in) financing activities	(5,033)	(32,837)	278,337	104,716
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	$ (426)	(2,780)	(376)	501
VIEs
Current assets:
Cash and cash equivalents			11,870		11,494
Restricted cash			501
Short-term investments			40,096		122,277
Accounts receivable, net			538,537		304,845
Amounts due from the Company and its subsidiaries			15,807		16,106
Receivables due from related parties			4,393		89
Prepayments and other current assets			16,810		14,566
Non-current assets:
Property and equipment, net			15,964		3,937
Intangible assets, net			356		471
Deferred tax assets			3,391
Operating lease right-of-use assets, net					27,365
Total assets			647,725		501,150
Current liabilities:
Accounts payable			139,336		64,641
Salary and welfare payables			34,578		32,749
Taxes payable			32,441		17,207
Deferred revenue			8,161		18,849
Amounts due to the Company and its subsidiaries			116,097		199,392
Amounts due to related parties			0		548
Accrued liabilities and other payables			15,302		8,219
Operating lease liabilities			0		15,132
Non-current liabilities:
Operating lease liabilities			0		12,426
Total liabilities			345,915		¥ 369,163
Total revenues		386,861	655,241	299,093
Net income/(loss)		(170,451)	(5,058)	40,518
Net cash (used in)/provided by operating activities		57,273	(133,255)	(45,598)
Net cash (used in)/provided by investing activities		(83,561)	98,305	(56,294)
Net cash provided by/(used in) financing activities		¥ 25,411	(1,614)	104,716
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies			¥ (33)	¥ 501